Related Parties (Details) - Schedule of Material Transactions with its Related Parties - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Material Transactions with its Related Parties [Abstract]
Interest charged to an associate company		$ 33,850	$ 7,448
Company secretarial, taxation service and CFO fee paid to a related company	[1]			407,988
Consultancy fee paid to a related party	[2]			$ 164,035

[1]	A former Company Secretary and CFO controlled the entity providing professional services.
[2]	A former director, is a director of the related party.